Listing Expenses (Details) - Schedule of the share listing expense $ in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 USD ($) shares
HL Transaction
(a) HL Ordinary Shares
(a) HL Ordinary Shares, Number of shares/ warrants (in Shares) | shares	7,033,356	7,033,356
(b) Closing price of HL Ordinary Shares on Nasdaq as at December 4, 2020	€ 19,767	$ 23,960
(c) Fair value of Company shares issued to HL shareholders (a*b)	139,027,000
(d) Outstanding HL Warrants on December 4, 2020
(d) Outstanding HL Warrants on December 4, 2020, Number of shares/ warrants (in Shares) | shares	8,250,000	8,250,000
(e) Closing price of HL Warrants on Nasdaq as at December 4, 2020
(e) Closing price of HL Warrants on Nasdaq as at December 4, 2020, Number of shares/ warrants (in Shares) | shares
Tradeable warrants	€ 6,691	$ 8,110
Tradeable warrants, Number of shares/ warrants (in Shares) | shares	7,139,108	7,139,108
Non-tradeable warrants	€ 6,357	$ 7,710
Non-tradeable warrants, Number of shares/ warrants (in Shares) | shares	1,110,892	1,110,892
(f) Fair value of outstanding HL Warrants (d*e)	€ 54,827,000
Total fair value of HL Ordinary Shares and HL Warrants (c+f)	193,854,000
HL’s identifiable net assets	44,420,000
IFRS 2 Expense on the closing date	149,434,000
PIPE Transaction
(a) PIPE Ordinary Shares
(a) PIPE Ordinary Shares (in Shares) | shares	2,450,000	2,450,000
(b) Closing price of PIPE Ordinary Shares on Nasdaq as at December 4, 2020	€ 19,767	$ 23,960
(c) Fair value of Company shares issued to PIPE investors (a*b)	48,429,000
PIPE’s identifiable net assets	20,717,000
IFRS 2 Expense on the closing date	27,712,000
Total IFRS 2 Expense	177,146,000
Total cash proceeds received	65,138,000
Expense of share issue	(4,996,000)
Cash proceeds	€ 60,142,000